Lease liabilities - Schedule of lease liabilities by currency (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 28,082	€ 28,941	€ 31,969
EUR
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	891	1,078
SEK
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	26,466	26,870
Other
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 725	€ 992